Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt

Note 10:    Long Term Debt

FHLB Debt

As of September 30, 2016, the Bank had $25.0 million of outstanding FHLB debt, consisting of four advances. As of December 31, 2015, seven advances totaling $40.0 million were outstanding. Three advances for $5.0 million each that matured in February 2016, April 2016 and September 2016 were repaid. The fixed rate advance that matured in October 2016 was replaced with a three month 0.49% fixed rate advance for $5.0 million.

The five advances are shown in the following table.

Description	Balance	Originated	Current Interest Rate	Maturity Date
Adjustable Rate Hybrid	$10,000,000	4/12/2013	3.04910%	4/13/2020
Fixed Rate Credit	5,000,000	10/20/2015	0.52000%	10/20/2016
Fixed Rate Credit	5,000,000	12/21/2015	0.99000%	6/15/2017
Fixed Rate Credit	5,000,000	12/22/2015	1.08000%	9/15/2017

	$25,000,000

Advances on the FHLB lines are secured by a blanket lien on qualified 1 to 4 family residential real estate loans. Immediate available credit, as of September 30, 2016, was $84.7 million against a total line of credit of $115.7 million.

As of September 30, 2016 and December 31, 2015, the Company had $25.0 million and $40.0 million, respectively, in FHLB debt outstanding with a weighted average interest rate of 1.74% and 1.17%, respectively.

Subordinated Debt

On May 28, 2015, the issued an aggregate of $7,000,000 of subordinated notes (the “Notes”). The Notes have a maturity date of May 28, 2025. The Notes bear interest, payable on the 1st of March and September of each year, commencing September 1, 2015, at a fixed interest rate of 6.50% per year. The Notes are not convertible into common stock or preferred stock, and are not callable by the holders. The Company has the right to redeem the Notes, in whole or in part, without premium or penalty, at any interest payment date on or after May 28, 2020 and prior to the maturity date, but in all cases in a principal amount with integral multiples of $1,000, plus interest accrued and unpaid through the date of redemption. If an event of default occurs, such as the bankruptcy of the Company, the holder of a Note may declare the principal amount of the Note to be due and immediately payable. The Notes are unsecured, subordinated obligations of the Company and will rank junior in right of payment to the Company’s existing and future senior indebtedness. The Notes qualify as Tier 2 capital for regulatory reporting.

(Dollars in thousands)	Balance as of September 30, 2016
6.5% Subordinated Debt	$7,000
Less: Issuance costs	(144)

$6,856

Note 14. Debt

As of December 31, 2015 and December 31, 2014, the Bank had $40 million and $35 million of outstanding FHLB debt, respectively, consisting of seven and six advances, respectively. A $5 million advance with a LIBOR-based floating rate, which matured in May 2015, was replaced with a $5 million fixed rate advance, which matured in February 2016. In June 2015, a $5 million fixed rate advance was replaced with a $5 million LIBOR-based floating rate advance maturing in September 2016, and a $5 million fixed rate advance was repaid. An advance matured on October 20, 2015 and was replaced with a $5 million, 0.52% fixed rate credit advance maturing on October 20, 2016. In December 2015, two new $5 million fixed rate advances which mature in 2017 were drawn. The advance that matured on February 22, 2016 was paid off.

The seven advances are shown in the following table.

			Current	Maturity
Description	Balance	Originated	Interest Rate	Date
Adjustable Rate Hybrid	$10,000,000	4/12/2013	2.70060%	4/13/2020
Fixed Rate Credit	5,000,000	10/20/2014	0.47000%	4/20/2016
Fixed Rate Credit	5,000,000	5/20/2015	0.37000%	2/22/2016
Adjustable Rate Credit	5,000,000	6/18/2015	0.55250%	9/19/2016
Fixed Rate Credit	5,000,000	10/20/2015	0.52000%	10/20/2016
Fixed Rate Credit	5,000,000	12/21/2015	0.99000%	6/15/2017
Fixed Rate Credit	5,000,000	12/22/2015	1.08000%	9/15/2017

	$40,000,000

Advances on the FHLB lines are secured by a blanket lien on qualified 1 to 4 family residential real estate loans. Immediate available credit, as of December 31, 2015, was $40.5 million against a total line of credit of $84.5 million.

As of December 31, 2015 and December 31, 2014, the Company had $40.0 million and $35.0 million, respectively, in FHLB debt outstanding with a weighted average interest rate of 1.17% and 0.96%, respectively.

Subordinated Debt

On May 28, 2015, the Company entered into a Purchase Agreement with 29 accredited investors under which the Company issued an aggregate of $7,000,000 of subordinated notes (the “Notes”) to the accredited investors. The Notes have a maturity date of May 28, 2025. The Notes bear interest, payable on the 1st of March and September of each year, commencing September 1, 2015, at a fixed interest rate of 6.50% per year. The Notes are not convertible into common stock or preferred stock, and are not callable by the holders. The Company has the right to redeem the Notes, in whole or in part, without premium or penalty, at any interest payment date on or after May 28, 2020 and prior to the maturity date, but in all cases in a principal amount with integral multiples of $1,000, plus interest accrued and unpaid through the date of redemption. If an event of default occurs, such as the bankruptcy of the Company, the holder of a Note may declare the principal amount of the Note to be due and immediately payable. The Notes are unsecured, subordinated obligations of the Company and will rank junior in right of payment to the Company’s existing and future senior indebtedness. The Notes qualify as Tier 2 capital for regulatory reporting.

(Dollars in thousands)	Balance as of
December 31, 2015
6.5% Subordinated Debt	$7,000
Less: Issuance costs	(156)

$6,844